Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Statements of Comprehensive Income
Net earnings	$ 968	$ 1,540	$ 1,585	$ 1,267	$ 883	$ 1,157	$ 13	$ 1,540	$ 723	$ 5,275	$ 3,433	$ 4,178
Foreign currency translation (loss) gain adjustments	(232)				220					173	(295)	(383)
Pension and post-employment benefits, net of taxes of $9 in 2013	19									(150)	(7)	(22)
Unrealized losses on marketable equity securities, net of tax benefit of $- in 2013 and $(2) in 2012	(1)				(3)					(25)	17	7
Hedging activities, net of tax expense of $2 in both 2013 and 2012	9				3					(27)	(28)	5
Other comprehensive (loss) income	(205)				220					(29)	(313)	(393)
Comprehensive income	$ 763				$ 1,103					$ 5,246	$ 3,120	$ 3,785